Cover	Mar. 15, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Pine Technology Acquisition Corp. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend and restate the Company’s audited balance sheet as of March 15, 2021 that had been filed with the Company’s Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “SEC”) on March 19, 2021 (the “Original 8-K”). The audited balance sheet is being restated to reflect the classification of the Company’s warrants as a liability at fair value, with subsequent changes in their respective fair values recognized in the statement of operations at each reporting date, in accordance with the SEC’s April 12, 2021 public statement (the “Statement”) which highlighted potential accounting implications of certain terms that are common in warrants issued in connection with the initial public offerings of special purpose acquisition companies such as the Company. The Company had previously classified its private placement warrants and public warrants (collectively, the “warrants”) as equity within the Original 8-K.
Document Period End Date	Mar. 15, 2021
Entity File Number	001-40179
Entity Registrant Name	PINE TECHNOLOGY ACQUISITION CORP.
Entity Central Index Key	0001838238
Entity Tax Identification Number	86-1328728
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	260 Lena Drive
Entity Address, City or Town	Aurora
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44202
City Area Code	212
Local Phone Number	402-8216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of
Title of 12(b) Security	Units, each consisting of one share of
Trading Symbol	PTOCU
Security Exchange Name	NASDAQ
Shares of Class A common stock
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	PTOC
Security Exchange Name	NASDAQ
Warrants included as part of the units
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	PTOCW
Security Exchange Name	NASDAQ